ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (TABLES)	12 Months Ended
Dec. 31, 2012
Comprehensive Income Note Tables [Abstract]
Schedule Of Accumulated Other Comprehensive Income Loss [Table Text Block]
	December 31,
	2012	2011	2010

	(In Millions)

Unrealized gains (losses) on investments, net of adjustments	$82	$55	$45
Total Accumulated Other Comprehensive Income (Loss)	$82	$55	$45

Schedule Of Comprehensive Income Loss [Table Text Block]
	December 31,
	2012	2011	2010

	(In Millions)
Net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$43	$34	$51
(Gains) losses reclassified into net earnings (loss) during the year	5	2	47
Net unrealized gains (losses) on investments	48	36	98
Adjustments for DAC and VOBA and deferred income tax (expense) benefit	(21)	(26)	(42)
Other Comprehensive Income (Loss)	$27	$10	$56